FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10157
                                    ---------

                       FRANKLIN GLOBAL TRUST
                       ---------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
      (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period:  10/31/06
                           --------



Item 1. Schedule of Investments.

Franklin Global Trust

QUARTERLY STATEMENTS OF INVESTMENTS
OCTOBER 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Fiduciary Large Capitalization Growth and Income Fund .....................    3

Fiduciary Small Capitalization Equity Fund ................................    6

Franklin Global Real Estate Fund ..........................................   10

Franklin International Smaller Companies Growth Fund ......................   13

Franklin Templeton Core Fixed Income Fund .................................   16

Franklin Templeton Core Plus Fixed Income Fund ............................   20

Franklin Templeton Emerging Market Debt Opportunities Fund ................   24

Franklin Templeton High Income Fund .......................................   27

Notes to Statements of Investments ........................................   32

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series

                                         Quarterly Statements of Investments | 1

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

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------
  FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND      COUNTRY        SHARES       VALUE
-------------------------------------------------------------------------------------------------
  COMMON STOCKS 96.3%
  AEROSPACE & DEFENSE 7.7%
  Honeywell International Inc. ........................   United States       57,400   $2,417,688
  L-3 Communications Holdings Inc. ....................   United States       25,000    2,013,000
  United Technologies Corp. ...........................   United States       42,000    2,760,240
                                                                                       ----------
                                                                                        7,190,928
                                                                                       ----------
  BEVERAGES 2.1%
  Inbev ...............................................      Belgium          35,000    1,971,679
                                                                                       ----------
  BIOTECHNOLOGY 2.8%
a Amgen Inc. ..........................................   United States       35,000    2,656,850
                                                                                       ----------
  CAPITAL MARKETS 2.4%
  Credit Suisse Group .................................    Switzerland        37,000    2,230,080
                                                                                       ----------
  COMMERCIAL BANKS 2.3%
  Banco Bilbao Vizcaya Argentaria SA ..................       Spain           90,000    2,173,199
                                                                                       ----------
  COMMUNICATIONS EQUIPMENT 7.0%
a Corning Inc. ........................................   United States       85,600    1,748,808
a Juniper Networks Inc. ...............................   United States      124,000    2,135,280
  QUALCOMM Inc. .......................................   United States       74,000    2,692,860
                                                                                       ----------
                                                                                        6,576,948
                                                                                       ----------
  COMPUTERS & PERIPHERALS 2.3%
a EMC Corp. ...........................................   United States      176,000    2,156,000
                                                                                       ----------
  DIVERSIFIED FINANCIAL SERVICES 2.8%
  Citigroup Inc. ......................................   United States       52,000    2,608,320
                                                                                       ----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.1%
  Telenor ASA .........................................       Norway         125,000    1,974,550
                                                                                       ----------
  ENERGY EQUIPMENT & SERVICES 4.4%
  Schlumberger Ltd. ...................................   United States       30,000    1,892,400
a Transocean Inc. .....................................   United States       31,000    2,248,740
                                                                                       ----------
                                                                                        4,141,140
                                                                                       ----------
  FOOD & STAPLES RETAILING 5.9%
  CVS Corp. ...........................................   United States       60,000    1,882,800
  Sysco Corp. .........................................   United States       60,000    2,098,800
  Tesco PLC ...........................................   United Kingdom     200,000    1,501,084
                                                                                       ----------
                                                                                        5,482,684
                                                                                       ----------
  FOOD PRODUCTS 2.9%
  Nestle SA ...........................................    Switzerland         8,000    2,732,350
                                                                                       ----------
  HEALTH CARE EQUIPMENT & SUPPLIES 3.8%
a Boston Scientific Corp. .............................   United States      100,000    1,591,000
a Zimmer Holdings Inc. ................................   United States       27,000    1,944,270
                                                                                       ----------
                                                                                        3,535,270
                                                                                       ----------
  HOTELS RESTAURANTS & LEISURE 3.1%
  McDonald's Corp. ....................................   United States       70,000    2,934,400
                                                                                       ----------


                                         Quarterly Statements of Investments | 3

Franklin Global Trust

--------------------------------------------------------------------------------------------------
  FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND      COUNTRY        SHARES        VALUE
--------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  INDUSTRIAL CONGLOMERATES 2.7%
  General Electric Co. ................................   United States       73,000   $ 2,563,030
                                                                                       -----------
  INSURANCE 8.3%
  AFLAC Inc. ..........................................   United States       54,000     2,425,680
  American International Group Inc. ...................   United States       40,000     2,686,800
  Hartford Financial Services Group Inc. ..............   United States       31,000     2,702,270
                                                                                       -----------
                                                                                         7,814,750
                                                                                       -----------
  IT SERVICES 3.8%
a Cognizant Technology Solutions Corp., A .............   United States       14,000     1,053,920
  First Data Corp. ....................................   United States       53,000     1,285,250
a Western Union Co. ...................................   United States       53,000     1,168,650
                                                                                       -----------
                                                                                         3,507,820
                                                                                       -----------
  LIFE SCIENCES TOOLS & SERVICES 2.1%
a Invitrogen Corp. ....................................   United States       34,000     1,972,340
                                                                                       -----------
  MACHINERY 4.8%
  Danaher Corp. .......................................   United States       38,100     2,734,437
  Komatsu Ltd. ........................................       Japan          100,000     1,803,958
                                                                                       -----------
                                                                                         4,538,395
                                                                                       -----------
  MEDIA 5.7%
  News Corp., B .......................................   United States      100,000     2,174,000
  Time Warner Inc. ....................................   United States      156,000     3,121,560
                                                                                       -----------
                                                                                         5,295,560
                                                                                       -----------
  OIL, GAS & CONSUMABLE FUELS 7.8%
  Cameco Corp. ........................................       Canada          36,000     1,264,680
  ConocoPhillips ......................................   United States       40,000     2,409,600
  Exxon Mobil Corp. ...................................   United States       51,000     3,642,420
                                                                                       -----------
                                                                                         7,316,700
                                                                                       -----------
  PHARMACEUTICALS 2.5%
  Johnson & Johnson ...................................   United States       34,000     2,291,600
                                                                                       -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.7%
  Intel Corp. .........................................   United States      120,000     2,560,800
a Marvell Technology Group Ltd. .......................      Bermuda         100,000     1,828,000
                                                                                       -----------
                                                                                         4,388,800
                                                                                       -----------
  SOFTWARE 2.3%
  SAP AG ..............................................      Germany          11,000     2,183,026
                                                                                       -----------
  TOTAL COMMON STOCKS (COST $71,496,204) ..............                                 90,236,419
                                                                                       -----------


4 | Quarterly Statements of Investments

Franklin Global Trust

-------------------------------------------------------------------------------------------------------------------
  FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND                       COUNTRY       SHARES        VALUE
-------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $4,144,340) 4.4%
  MONEY MARKET FUND 4.4%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% .   United States   4,144,340   $  4,144,340
                                                                                                       ------------
  TOTAL INVESTMENTS (COST $75,640,544) 100.7% ..........................                                 94,380,759
  OTHER ASSETS, LESS LIABILITIES (0.7)% ................................                                   (624,978)
                                                                                                       ------------
  NET ASSETS 100.0% ....................................................                               $ 93,755,781
                                                                                                       ============

a     Non-income producing for the twelve months ended October 31, 2006.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 5

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
  FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                SHARES      VALUE
--------------------------------------------------------------------------------
  COMMON STOCKS 99.3%
  AEROSPACE & DEFENSE 2.0%
a Teledyne Technologies Inc. ...........................     19,600   $  817,712
                                                                      ----------
  AIR FREIGHT & LOGISTICS 1.9%
a Hub Group Inc., A ....................................     27,800      755,048
                                                                      ----------
  BIOTECHNOLOGY 4.5%
a Alexion Pharmaceuticals Inc. .........................     16,500      616,440
a Cell Genesys Inc. ....................................     86,400      378,432
a Indevus Pharmaceuticals Inc. .........................     36,500      249,295
a Medarex Inc. .........................................     46,100      595,612
                                                                      ----------
                                                                       1,839,779
                                                                      ----------
  CAPITAL MARKETS 5.3%
a GFI Group Inc. .......................................      8,400      484,428
  Greenhill & Co. Inc. .................................      8,000      543,520
a MarketAxess Holdings Inc. ............................     39,200      441,000
  optionsXpress Holdings Inc. ..........................      6,300      195,804
a Thomas Weisel Partners Group Inc. ....................     30,700      491,507
                                                                      ----------
                                                                       2,156,259
                                                                      ----------
  CHEMICALS 0.7%
  Georgia Gulf Corp. ...................................     14,000      299,460
                                                                      ----------
  COMMERCIAL BANKS 2.4%
  First Security Group Inc. ............................     43,800      492,750
a Signature Bank .......................................     15,900      482,247
                                                                      ----------
                                                                         974,997
                                                                      ----------
  COMMERCIAL SERVICES & SUPPLIES 6.3%
a Clean Harbors Inc. ...................................     18,600      795,894
a Korn/Ferry International .............................     30,700      678,777
a TeleTech Holdings Inc. ...............................     55,000    1,067,550
                                                                      ----------
                                                                       2,542,221
                                                                      ----------
  COMMUNICATIONS EQUIPMENT 5.7%
a Arris Group Inc. .....................................     55,800      747,720
a Avocent Corp. ........................................     16,400      602,044
a F5 Networks Inc. .....................................      7,400      489,806
a Sonus Networks Inc. ..................................     92,400      483,252
                                                                      ----------
                                                                       2,322,822
                                                                      ----------
  COMPUTERS & PERIPHERALS 2.3%
a Emulex Corp. .........................................     22,000      413,600
a Rackable Systems Inc. ................................     16,900      524,069
                                                                      ----------
                                                                         937,669
                                                                      ----------
  DIVERSIFIED FINANCIAL SERVICES 1.2%
a IntercontinentalExchange Inc. ........................      5,800      489,636
                                                                      ----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.4%
a Itron Inc. ...........................................     10,500      571,620
                                                                      ----------


6 | Quarterly Statements of Investments

Franklin Global Trust

-------------------------------------------------------------------------------
  FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                SHARES      VALUE
-------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ENERGY EQUIPMENT & SERVICES 4.4%
a Hercules Offshore Inc. .............................      18,700   $  666,094
a Hornbeck Offshore Services Inc. ....................      17,900      646,011
a PHI Inc., non-voting ...............................      15,200      481,992
                                                                     ----------
                                                                      1,794,097
                                                                     ----------
  FOOD & STAPLES RETAILING 1.5%
a United Natural Foods Inc. ..........................      17,500      610,750
                                                                     ----------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
a American Medical Systems Holdings Inc. .............      31,200      555,672
                                                                     ----------
  HEALTH CARE PROVIDERS & SERVICES 8.7%
a Healthways Inc. ....................................      15,700      664,895
a Horizon Health Corp. ...............................      29,800      461,006
a Matria Healthcare Inc. .............................      20,100      566,820
a Nighthawk Radiology Holdings Inc. ..................      21,200      431,420
a Psychiatric Solutions Inc. .........................      16,800      557,760
a Sunrise Senior Living Inc. .........................      16,500      514,965
a United Surgical Partners International Inc. ........      12,450      309,009
                                                                     ----------
                                                                      3,505,875
                                                                     ----------
  HOTELS RESTAURANTS & LEISURE 5.3%
a Cosi Inc. ..........................................      75,100      326,685
a Ruth's Chris Steak House Inc. ......................      31,600      622,204
a Shuffle Master Inc. ................................      24,425      683,412
a Vail Resorts Inc. ..................................      13,500      521,775
                                                                     ----------
                                                                      2,154,076
                                                                     ----------
  HOUSEHOLD DURABLES 1.9%
a Jarden Corp. .......................................      20,800      748,384
                                                                     ----------
  HOUSEHOLD PRODUCTS 2.2%
a Central Garden & Pet Co. ...........................      17,600      879,472
                                                                     ----------
  INSURANCE 2.9%
  Max Re Capital Ltd. ................................      26,600      619,248
  National Financial Partners Corp. ..................      14,400      567,360
                                                                     ----------
                                                                      1,186,608
                                                                     ----------
  INTERNET & CATALOG RETAIL 1.9%
a Gaiam Inc., A ......................................      53,200      771,932
                                                                     ----------
  INTERNET SOFTWARE & SERVICES 3.4%
a Equinix Inc. .......................................       9,600      656,640
a Tumbleweed Communications Corp. ....................     146,922      392,282
a webMethods Inc. ....................................      41,300      310,576
                                                                     ----------
                                                                      1,359,498
                                                                     ----------
  LEISURE EQUIPMENT & PRODUCTS 1.0%
a MarineMax Inc. .....................................      13,800      393,438
                                                                     ----------


                                         Quarterly Statements of Investments | 7

Franklin Global Trust

--------------------------------------------------------------------------------
  FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                 SHARES     VALUE
--------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  MACHINERY 3.9%
a Commercial Vehicle Group Inc. .........................     26,500  $  545,900
  Greenbrier Cos. Inc. ..................................     12,200     457,500
  Kaydon Corp. ..........................................     13,700     572,660
                                                                      ----------
                                                                       1,576,060
                                                                      ----------
  MEDIA 1.6%
a Lions Gate Entertainment Corp. ........................     64,600     654,398
                                                                      ----------
  METALS & MINING 0.9%
  Metal Management Inc. .................................     13,200     362,736
                                                                      ----------
  OIL, GAS & CONSUMABLE FUELS 4.0%
a EXCO Resources Inc. ...................................     39,500     571,960
a Petrohawk Energy Corp. ................................     37,455     424,365
  Western Refining Inc. .................................     26,300     619,628
                                                                      ----------
                                                                       1,615,953
                                                                      ----------
  PHARMACEUTICALS 1.6%
a POZEN Inc. ............................................     39,100     650,233
                                                                      ----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 2.6%
a Move Inc. .............................................     73,800     352,764
a Trammell Crow Co. .....................................     14,200     692,250
                                                                      ----------
                                                                       1,045,014
                                                                      ----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7.8%
a ANADIGICS Inc. ........................................     56,100     453,288
a ATMI Inc. .............................................     18,800     595,772
a Diodes Inc. ...........................................     13,750     605,550
a Microtune Inc. ........................................     73,000     375,220
a Tessera Technologies Inc. .............................     15,900     555,069
a Trident Microsystems Inc. .............................     27,300     577,122
                                                                      ----------
                                                                       3,162,021
                                                                      ----------
  SOFTWARE 2.7%
a Nuance Communications Inc. ............................     52,500     605,850
a Witness Systems Inc. ..................................     26,800     475,432
                                                                      ----------
                                                                       1,081,282
                                                                      ----------
  SPECIALTY RETAIL 1.0%
a Guitar Center Inc. ....................................      9,000     390,330
                                                                      ----------
  TEXTILES, APPAREL & LUXURY GOODS 4.9%
a Crocs Inc. ............................................     22,600     895,412
a Volcom Inc. ...........................................     15,800     517,608
a The Warnaco Group Inc. ................................     26,200     556,488
                                                                      ----------
                                                                       1,969,508
                                                                      ----------
TOTAL COMMON STOCKS (COST $34,085,518) ..................             40,174,560
                                                                      ----------


8 | Quarterly Statements of Investments

Franklin Global Trust

------------------------------------------------------------------------------------------------
  FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                                SHARES     VALUE
------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $500,967) 1.2%
  MONEY MARKET FUND 1.2%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96%     500,967   $   500,967
                                                                                     -----------
  TOTAL INVESTMENTS (COST $34,586,485) 100.5% ........................                40,675,527
  OTHER ASSETS, LESS LIABILITIES (0.5)% ..............................                  (208,872)
                                                                                     -----------
  NET ASSETS 100.0% ..................................................               $40,466,655
                                                                                     ===========

a     Non-income producing for the twelve months ended October 31, 2006.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 9

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------
  FRANKLIN GLOBAL REAL ESTATE FUND                   COUNTRY         SHARES       VALUE
------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.4%
  COMMON STOCKS 96.2%
  EQUITY REIT - APARTMENTS 7.1%
  Archstone-Smith Trust .......................   United States        15,400   $  927,234
  AvalonBay Communities Inc. ..................   United States         7,100      930,526
                                                                                ----------
                                                                                 1,857,760
                                                                                ----------
  EQUITY REIT - DIVERSIFIED PROPERTY 15.7%
  Allco Commercial Real Estate Investment Trust     Singapore       1,459,000      899,634
  Emira Property Fund .........................    South Africa        39,927       54,186
  GZI REIT ....................................     Hong Kong       1,442,000      574,783
  Insight Foundation Property Trust Ltd. ......   United Kingdom      228,117      590,647
  Mirvac Group ................................     Australia         121,290      460,153
  Mori Trust Sogo Reit, Inc. ..................       Japan                 3       26,675
  Premier Investment Co. ......................       Japan                 6       35,087
  Prosperity REIT .............................     Hong Kong         456,000      105,539
  Stockland ...................................     Australia          83,978      492,851
  Unibail .....................................       France            3,860      840,431
                                                                                ----------
                                                                                 4,079,986
                                                                                ----------
  EQUITY REIT - HEALTH CARE 5.7%
  Nationwide Health Properties Inc. ...........   United States        27,100      778,854
  OMEGA Healthcare Investors Inc. .............   United States        22,523      380,188
  Ventas Inc. .................................   United States         8,500      331,330
                                                                                ----------
                                                                                 1,490,372
                                                                                ----------
  EQUITY REIT - HOTELS 16.6%
  Ashford Hospitality Trust ...................   United States        51,300      660,744
  Equity Inns Inc. ............................   United States        42,400      711,472
  FelCor Lodging Trust Inc. ...................   United States        23,900      496,164
  Hersha Hospitality Trust ....................   United States        39,700      435,112
  Highland Hospitality Corp. ..................   United States        17,800      245,996
  Host Hotels & Resorts Inc. ..................   United States         8,200      189,092
  LaSalle Hotel Properties ....................   United States         9,600      405,600
  Strategic Hotels & Resorts Inc. .............   United States        32,200      684,894
  Sunstone Hotel Investors Inc. ...............   United States        16,300      480,198
                                                                                ----------
                                                                                 4,309,272
                                                                                ----------
  EQUITY REIT - INDUSTRIAL 2.1%
  Macquarie ProLogis Trust ....................     Australia         192,855      181,421
  Mapletree Logistics Trust ...................     Singapore         562,000      360,974
                                                                                ----------
                                                                                   542,395
                                                                                ----------
  EQUITY REIT - OFFICE 12.1%
  BioMed Realty Trust Inc. ....................   United States        21,600      696,168
a Champion REIT ...............................     Hong Kong         593,000      294,319
  Digital Realty Trust Inc. ...................   United States        26,000      868,140


10 | Quarterly Statements of Investments

Franklin Global Trust

--------------------------------------------------------------------------------------------
  FRANKLIN GLOBAL REAL ESTATE FUND                     COUNTRY         SHARES       VALUE
--------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  EQUITY REIT - OFFICE (CONTINUED)
  Great Portland Estates PLC ....................   United Kingdom       18,370   $  211,279
  Japan Real Estate Investment Co. ..............       Japan                41      375,070
  Macquarie Office Trust ........................     Australia          98,429      113,932
  Nippon Building Fund Inc. .....................       Japan                46      495,533
  Nomura Real Estate Office Fund Inc. ...........       Japan                 3       25,418
  Orix Jreit Inc. ...............................       Japan                 8       52,323
                                                                                  ----------
                                                                                   3,132,182
                                                                                  ----------
  EQUITY REIT - OTHER 3.7%
  iStar Financial Inc. ..........................   United States        13,900      643,987
  JER Investors Trust Inc. ......................   United States        18,300      328,668
                                                                                  ----------
                                                                                     972,655
                                                                                  ----------
  EQUITY REIT - RETAIL 13.7%
  Galileo Shopping America Trust ................     Australia         182,346      171,536
  General Growth Properties Inc. ................   United States        14,400      747,360
  Japan Retail Fund Investment Corp. ............       Japan                 3       23,212
  Macquarie MEAG Prime REIT .....................     Singapore       1,159,000      725,817
  Simon Property Group Inc. .....................   United States         6,700      650,570
  Suntec REIT ...................................     Singapore         818,000      814,375
  Westfield Group ...............................     Australia          28,901      416,876
                                                                                  ----------
                                                                                   3,549,746
                                                                                  ----------
  REAL ESTATE DEVELOPMENT 19.5%
a ApexHi Properties Ltd., A .....................    South Africa        53,487      101,261
a ApexHi Properties Ltd., B .....................    South Africa        47,178      104,043
a ApexHi Properties Ltd., C .....................    South Africa        35,012       18,056
  British Land Co. PLC ..........................   United Kingdom       27,070      772,414
  b Growthpoint Properties Ltd. .................    South Africa       486,143      816,781
  Hammerson PLC .................................   United Kingdom       15,900      409,413
  Hyprop Investments Ltd. .......................    South Africa        20,296       94,339
  Land Securities Group PLC .....................   United Kingdom       19,110      763,981
  Macquarie Airports ............................     Australia         196,508      488,390
  a Norwegian Property ASA ......................       Norway          115,830      939,215
  Slough Estates PLC ............................   United Kingdom       22,380      293,469
  Versacold Income Fund .........................       Canada           29,597      251,553
                                                                                  ----------
                                                                                   5,052,915
                                                                                  ----------
  TOTAL COMMON STOCKS (COST $23,166,804) ........                                 24,987,283
                                                                                  ----------
  PREFERRED STOCKS 2.2%
  EQUITY REIT - HOTELS 0.7%
  Strategic Hotels & Resorts Inc., 8.25%, pfd., C   United States         6,450      170,925
                                                                                  ----------

                                        Quarterly Statements of Investments | 11

Franklin Global Trust

---------------------------------------------------------------------------------------------------
FRANKLIN GLOBAL REAL ESTATE FUND                              COUNTRY        SHARES       VALUE
---------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
PREFERRED STOCKS (CONTINUED)
EQUITY REIT - OFFICE 1.5%
Highwoods Properties Inc., 8.00%, pfd., B ..............   United States      7,475    $    189,491
Maguire Properties Inc., 7.625%, pfd., A ...............   United States      8,575         213,089
                                                                                       ------------
                                                                                            402,580
                                                                                       ------------
TOTAL PREFERRED STOCKS (COST $566,146) .................                                    573,505
                                                                                       ------------
TOTAL LONG TERM INVESTMENTS (COST $23,732,950) .........                                 25,560,788
NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.5%)                                   (124,598)
OTHER ASSETS, LESS LIABILITIES 2.1% ....................                                    538,104
                                                                                       ------------
NET ASSETS 100.0% ......................................                               $ 25,974,294
                                                                                       ============

See Selected Portfolio Abbreviations on page 31.

a     Non-income producing for the twelve months ended October 31, 2006.

b     Security purchased on a when-issued or delayed delivery basis.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------
  FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND       COUNTRY        SHARES       VALUE
-------------------------------------------------------------------------------------------------
  COMMON STOCKS 95.8%
  AEROSPACE & DEFENSE 1.3%
  MTU Aero Engines Holding AG .........................      Germany          12,310   $  503,526
                                                                                       ----------
  AUTO COMPONENTS 2.5%
  NIPPON SEIKI Co. Ltd. ...............................       Japan           25,000      597,401
  Teikoku Piston Ring Co. Ltd. ........................       Japan           30,500      329,603
                                                                                       ----------
                                                                                          927,004
                                                                                       ----------
  BUILDING PRODUCTS 3.7%
  Kingspan Group PLC ..................................      Ireland          33,780      717,379
  Pfleiderer AG .......................................      Germany          24,545      669,114
                                                                                       ----------
                                                                                        1,386,493
                                                                                       ----------
  CAPITAL MARKETS 1.5%
a RHJ International ...................................      Belgium          29,600      557,211
                                                                                       ----------
  CHEMICALS 1.2%
  LINTEC Corp. ........................................       Japan           19,000      433,720
                                                                                       ----------
  COMMERCIAL SERVICES & SUPPLIES 3.9%
  a Eurofins Scientific ...............................       France           9,580      611,324
  Fursys Inc. .........................................    South Korea        14,620      411,175
  Park24 Co. Ltd. .....................................       Japan           30,400      442,362
                                                                                       ----------
                                                                                        1,464,861
                                                                                       ----------
  COMMUNICATIONS EQUIPMENT 5.3%
  EVS Broadcast Equipment SA ..........................      Belgium          11,880      645,137
a Option NV ...........................................      Belgium          20,380      291,572
  Raymarine PLC .......................................   United Kingdom      93,114      753,028
a Tandberg Television ASA .............................       Norway          27,450      284,314
                                                                                       ----------
                                                                                        1,974,051
                                                                                       ----------
  COMPUTERS & PERIPHERALS 2.1%
a Gemalto NV ..........................................       France          18,881      422,900
  GES International Ltd. ..............................     Singapore        469,000      370,525
                                                                                       ----------
                                                                                          793,425
                                                                                       ----------
  CONSTRUCTION & ENGINEERING 7.3%
  Arcadis NV ..........................................    Netherlands        13,170      643,754
  CHIYODA Corp. .......................................       Japan           17,000      308,126
  Koninklijke BAM Groep NV ............................    Netherlands        25,340      528,115
  Samsung Engineering Co. Ltd. ........................    South Korea        14,590      668,144
  United Group Ltd. ...................................     Australia         53,342      603,394
                                                                                       ----------
                                                                                        2,751,533
                                                                                       ----------
  DIVERSIFIED CONSUMER SERVICES 5.0%
  Dignity PLC .........................................   United Kingdom      34,320      411,745
  MegaStudy Co. Ltd. ..................................    South Korea         6,723      816,963
a Tele Atlas NV .......................................    Netherlands        34,800      652,435
                                                                                       ----------
                                                                                        1,881,143
                                                                                       ----------
  DIVERSIFIED FINANCIAL SERVICES 1.8%
  IG Group Holdings PLC ...............................   United Kingdom     138,490      674,901
                                                                                       ----------


                                        Quarterly Statements of Investments | 13

Franklin Global Trust

-------------------------------------------------------------------------------------------------
  FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND       COUNTRY        SHARES       VALUE
-------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ELECTRICAL EQUIPMENT 3.2%
  Nexans SA .........................................         France           7,120   $  639,263
  Solarworld AG .....................................        Germany          10,244      552,373
                                                                                       ----------
                                                                                        1,191,636
                                                                                       ----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.4%
  HORIBA Ltd. .......................................         Japan           16,200      470,910
  IRISO ELECTRONICS Co. Ltd. ........................         Japan           11,700      420,126
                                                                                       ----------
                                                                                          891,036
                                                                                       ----------
  ENERGY EQUIPMENT & SERVICES 3.5%
a Acergy SA .........................................         Norway          40,830      738,667
  SBM Offshore NV ...................................      Netherlands        19,010      562,624
                                                                                       ----------
                                                                                        1,301,291
                                                                                       ----------
  FOOD & STAPLES RETAILING 0.8%
  SEIJO Corp. .......................................         Japan           16,300      293,348
                                                                                       ----------
  FOOD PRODUCTS 2.4%
  IAWS Group PLC ....................................        Ireland          19,400      427,097
  UNICHARM PETCARE Corp. ............................         Japan           12,700      474,492
                                                                                       ----------
                                                                                          901,589
                                                                                       ----------
  HEALTH CARE EQUIPMENT & SUPPLIES 6.4%
  Elekta AB, B ......................................         Sweden          29,480      612,253
a Gyrus Group PLC ...................................     United Kingdom      84,590      586,884
  Omega Pharma SA ...................................        Belgium          10,230      669,122
  TOPCON Corp. ......................................         Japan           30,300      546,600
                                                                                       ----------
                                                                                        2,414,859
                                                                                       ----------
  HEALTH CARE PROVIDERS & SERVICES 4.3%
  Amplifon SpA ......................................         Italy           67,008      504,989
  Parkway Holdings Ltd. .............................       Singapore        307,000      546,207
  Primary Health Care Ltd. ..........................       Australia         57,114      563,812
                                                                                       ----------
                                                                                        1,615,008
                                                                                       ----------
  HOTELS RESTAURANTS & LEISURE 2.6%
  Hana Tour Service Inc. ............................      South Korea         7,217      436,581
a Kuoni Reisen Holding AG, B ........................      Switzerland           990      540,210
                                                                                       ----------
                                                                                          976,791
                                                                                       ----------
  INSURANCE 1.1%
  April Group .......................................         France           9,950      425,406
                                                                                       ----------
  MACHINERY 10.3%
  Andritz AG ........................................        Austria           3,870      702,042
a Charter PLC .......................................     United Kingdom      43,450      764,516
  CKD Corp. .........................................         Japan           32,100      357,048
  Inter-Roller Engineering Ltd., fgn. ...............       Singapore        912,000      448,121
  THE JAPAN STEEL WORKS Ltd. ........................         Japan           77,000      515,462
  MORITA Corp. ......................................         Japan           61,000      319,172
  OSG Corp. .........................................         Japan           22,000      324,268
  Toshiba Machine Co. Ltd. ..........................         Japan           46,000      415,304
                                                                                       ----------
                                                                                        3,845,933
                                                                                       ----------


14 | Quarterly Statements of Investments

Franklin Global Trust

----------------------------------------------------------------------------------------------------
  FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND       COUNTRY         SHARES         VALUE
----------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  MEDIA 4.7%
  ASATSU DK Inc. ......................................       Japan             17,600   $   516,120
  CTS Eventim AG ......................................      Germany            17,430       600,616
  SKY PERFECT COMMUNICATIONS Inc. .....................       Japan              1,100       658,317
                                                                                         -----------
                                                                                           1,775,053
                                                                                         -----------
  METALS & MINING 3.1%
  Sumitomo Titanium Corp. .............................       Japan              5,200       617,518
  Tubacex SA ..........................................       Spain             91,754       550,375
                                                                                         -----------
                                                                                           1,167,893
                                                                                         -----------
  OFFICE ELECTRONICS 1.6%
  Neopost SA ..........................................       France             4,834       591,028
                                                                                         -----------
  PERSONAL PRODUCTS 1.1%
  Milbon Co. Ltd. .....................................       Japan             11,980       397,404
                                                                                         -----------
  PHARMACEUTICALS 1.8%
  Meda AB, A ..........................................       Sweden            30,856       692,097
                                                                                         -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.5%
  Foncia Groupe .......................................       France            12,380       562,637
                                                                                         -----------
  ROAD & RAIL 3.1%
  DSV AS, B ...........................................      Denmark             3,570       659,560
  Helphire Group PLC ..................................   United Kingdom        68,590       499,425
                                                                                         -----------
                                                                                           1,158,985
                                                                                         -----------
  TEXTILES, APPAREL & LUXURY GOODS 6.3%
  Koninklijke Ten Cate NV .............................    Netherlands          17,250       488,300
  Peace Mark (Holdings) Ltd. ..........................     Hong Kong        1,150,000       783,701
  Prime Success International Group Ltd. ..............     Hong Kong          940,000       771,126
  SEIREN Co. Ltd. .....................................       Japan             28,700       314,813
                                                                                         -----------
                                                                                           2,357,940
                                                                                         -----------
  TOTAL COMMON STOCKS (COST $25,496,808) ..............                                   35,907,802
                                                                                         -----------


                                                                           ----------
                                                                            PRINCIPAL
                                                                             AMOUNT
                                                                           ----------
  SHORT TERM INVESTMENT (COST $1,560,000) 4.2%
  TIME DEPOSIT 4.2%
  Paribas Corp., 5.30%, 11/01/06 ......................   United States    $ 1,560,000     1,560,000
                                                                                         -----------
  TOTAL INVESTMENTS (COST $27,056,808) 100% ...........                                   37,467,802
  OTHER ASSETS, LESS LIABILITIES 0.0% b ...............                                        7,397
                                                                                         -----------
  NET ASSETS 100.0% ...................................                                  $37,475,199
                                                                                         ===========

a     Non-income producing for the twelve months ended October 31, 2006.

b     Rounds to less than 0.01%.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 15

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
  FRANKLIN TEMPLETON CORE FIXED INCOME FUND                                   COUNTRY       AMOUNT d      VALUE
------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 105.6%
  CORPORATE BONDS 18.5%
  AEROSPACE & DEFENSE 0.5%
  B.F. Goodrich Corp., 6.80%, 2/01/18 ..................................   United States    $ 105,000   $  111,036
                                                                                                        ----------
  CAPITAL MARKETS 0.8%
  The Goldman Sachs Group Inc., 6.345%, 2/15/34 ........................   United States      190,000      194,646
                                                                                                        ----------
  COMMERCIAL BANKS 2.1%
  HSBC Capital Funding LP, 4.61%, Perpetual ............................   Jersey Islands     205,000      190,443
  Wachovia Capital Trust III, 5.80%, Perpetual .........................   United States      300,000      302,931
                                                                                                        ----------
                                                                                                           493,374
                                                                                                        ----------
  COMMUNICATIONS EQUIPMENT 0.9%
  Telecom Italia Capital, senior note, 4.95%, 9/30/14 ..................       Italy          235,000      218,395
                                                                                                        ----------
  CONSUMER FINANCE 0.8%
  Residential Capital Corp., senior note, 6.375%, 6/30/10 ..............   United States      195,000      198,063
                                                                                                        ----------
  DIVERSIFIED FINANCIAL SERVICES 4.6%
  Core Investment Grade Bond Trust I, Pass-Through Certificates, 2002-1,
    4.659%, 11/30/07 ...................................................   United States      578,316      574,519
a General Electric Capital Corp., FRN, 5.431%, 3/04/08 .................   United States      345,000      345,379
  Morgan Stanley, sub. note, 4.75%, 4/01/14 ............................   United States      205,000      196,448
                                                                                                        ----------
                                                                                                         1,116,346
                                                                                                        ----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.8%
  Ameritech Capital Funding Corp., 6.25%, 5/18/09 ......................   United States      250,000      254,053
  Sprint Capital Corp., 6.90%, 5/01/19 .................................   United States      180,000      189,196
                                                                                                        ----------
                                                                                                           443,249
                                                                                                        ----------
  ELECTRIC UTILITIES 0.4%
  Exelon Corp., 4.90%, 6/15/15 .........................................   United States       95,000       89,981
                                                                                                        ----------
  INSURANCE 0.9%
a Lincoln National Corp., FRN, 7.00%, 5/17/66 ..........................   United States      210,000      221,444
                                                                                                        ----------
  IT SERVICES 0.8%
b Western Union Co., 144A, 5.93%, 10/01/16 .............................   United States      190,000      192,411
                                                                                                        ----------
  MEDIA 1.6%
  News America Inc., 6.40%, 12/15/35 ...................................   United States      200,000      201,202
  TCI Communications Inc., senior note, 8.75%, 8/01/15 .................   United States      155,000      183,884
                                                                                                        ----------
                                                                                                           385,086
                                                                                                        ----------
  OIL, GAS & CONSUMABLE FUELS 1.5%
b Petroleum Export Cayman, senior note, 144A, 5.265%, 6/15/11 ..........   United States      380,813      371,419
                                                                                                        ----------
  REAL ESTATE INVESTMENT TRUST 0.8%
  Simon Property Group LP, 5.10%, 6/15/15 ..............................   United States      205,000      199,851
                                                                                                        ----------
  ROAD & RAIL 1.0%
  Kazakhstan Temir Zholy, 6.50%, 5/11/11 ...............................     Kazakhstan       230,000      234,513
                                                                                                        ----------
  TOTAL CORPORATE BONDS (COST $4,474,092) ..............................                                 4,469,814
                                                                                                        ----------
  MORTGAGE-BACKED SECURITIES 35.7%
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 15.0%
c FHLMC Gold 30 Year, 5.50%, 11/15/36 ..................................   United States    3,650,000    3,610,076
                                                                                                        ----------


16 | Quarterly Statements of Investments

Franklin Global Trust

-----------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL
    FRANKLIN TEMPLETON CORE FIXED INCOME FUND                                      COUNTRY       AMOUNT d      VALUE
-----------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
  a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.7%
    FNMA, 4.561%, 3/01/34 ..................................................   United States    $  174,841   $  177,305
                                                                                                             ----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 14.0%
  c FNMA 15 Year, 4.50%, 11/15/21 ..........................................   United States     1,492,000    1,443,510
  c FNMA 15 Year, 5.00%, 11/01/18 ..........................................   United States       978,000      963,330
  c FNMA 15 Year, 5.50%, 11/01/16 ..........................................   United States       481,000      481,601
  c FNMA 30 Year, 5.00%, 11/15/35 ..........................................   United States       498,000      480,881
                                                                                                             ----------
                                                                                                              3,369,322
                                                                                                             ----------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 6.0%
  c GNMA II SF 30 Year, 6.00%, 11/01/31 ....................................   United States     1,421,000    1,440,983
                                                                                                             ----------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $8,541,016) .....................                                  8,597,686
                                                                                                             ----------
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
    SECURITIES 24.9%
    CONSUMER FINANCE 4.9%
  a American Express Credit Account Master Trust, 2003-3, A, FRN, 5.43%,
      11/15/10 .............................................................   United States       700,000      701,468
  a Citigroup/Deutsche Bank Commercial Mortgage Trust, 2005-CD1, A4, FRN,
      5.226%, 7/15/44 ......................................................   United States       475,000      475,654
                                                                                                             ----------
                                                                                                              1,177,122
                                                                                                             ----------
    DIVERSIFIED FINANCIAL SERVICES 13.1%
  a Bear Stearns Commercial Mortgage Securities Inc., 2005-PW10, A4, FRN,
      5.405%, 12/11/40 .....................................................   United States       475,000      479,124
  a Ford Credit Floorplan Master Owner Trust, 2006, A, FRN, 5.50%, 6/15/11 .   United States       210,000      210,414
  a Permanent Financing PLC, 7, 2A, FRN, 5.43%, 9/10/14 ....................   United States       250,000      249,902
  a Popular ABS Mortgage Pass-Through Trust,
        2006-A, A1, FRN, 5.41%, 2/25/36 ....................................   United States       425,441      425,791
        2006-C, A1, FRN, 5.37%, 7/25/36 ....................................   United States       278,766      279,074
  a SLM Student Loan Trust,
        2004-2, A2, FRN, 5.397%, 4/25/13 ...................................   United States       174,022      174,127
        2005-4, A1, FRN, 5.387%, 10/26/15 ..................................   United States       129,177      129,317
        2006-1, A2, FRN, 5.387%, 1/26/15 ...................................   United States       641,780      642,162
        2006-7, A2, FRN, 5.367%, 10/25/16 ..................................   United States       562,000      562,041
                                                                                                             ----------
                                                                                                              3,151,952
                                                                                                             ----------
    THRIFTS & MORTGAGE FINANCE 6.9%
a,b Countrywide Asset-Backed Certificates, 2004-SD3, A1, 144A, FRN, 5.77%,
      9/25/34 ..............................................................   United States        40,095       40,159
    CS First Boston Mortgage Securities Corp., 2004-1, 5A1, 5.50%, 2/25/19 .   United States        25,096       24,907
  a Granite Master Issuer PLC, 2005-2, A1, FRN, 5.36%, 6/20/30 .............   United States       116,591      116,591
  a Indymac Index Mortgage Loan Trust, 2006-AR6, 2A1C, FRN, 5.53%, 4/30/20 .   United States       662,813      663,586
    LB-UBS Commercial Mortgage Trust, 2006-C1, A4, 5.156%, 2/15/31 .........   United States       700,000      694,072
  a Washington Mutual Inc., 2004-AR2, A, FRN, 6.064%, 4/25/44 ..............   United States       123,768      125,143
                                                                                                             ----------
                                                                                                              1,664,458
                                                                                                             ----------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
      SECURITIES (COST $5,945,869) .........................................                                  5,993,532
                                                                                                             ----------


                                        QUARTERLY STATEMENTS OF INVESTMENTS | 17

Franklin Global Trust

-----------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL
    FRANKLIN TEMPLETON CORE FIXED INCOME FUND                                      COUNTRY       AMOUNT d      VALUE
-----------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $302,768) 1.4%
  e Government of Russia, Reg S, 12.75%, 6/24/28 ............................       Russia       $  190,000   $  342,532
                                                                                                              ----------
    U.S. GOVERNMENT AND AGENCY SECURITIES 22.9%
    U.S. Treasury Bond,
        4.50%, 2/15/16 ......................................................   United States       950,000      942,801
        4.50%, 2/15/36 ......................................................   United States        83,000       80,121
        5.375%, 2/15/31 .....................................................   United States       648,000      703,738
        7.25%, 8/15/22 ......................................................   United States       271,000      343,810
    U.S. Treasury Note,
        3.50%, 11/15/06 .....................................................   United States     1,024,000    1,023,601
        4.00%, 8/31/07 ......................................................   United States       252,000      250,081
        4.50%, 2/28/11 ......................................................   United States       389,000      387,997
        4.625%, 8/31/11 .....................................................   United States       710,000      711,609
      f Index Linked, 2.50%, 7/15/16 ........................................   United States     1,065,107    1,080,751
                                                                                                              ----------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $5,507,973) ...........                                  5,524,509
                                                                                                              ----------


                                                                                                    ------
                                                                                                    SHARES
                                                                                                    ------
    PREFERRED STOCK (COST $570,274) 2.2%
    DIVERSIFIED TELECOMMUNICATION SERVICES 2.2%
  b Centaur Funding Corp., 9.08%, pfd., B, 144A .............................   United States           448      527,520
                                                                                                              ----------
    TOTAL LONG TERM INVESTMENTS (COST $25,341,992) ..........................                                 25,455,593
                                                                                                              ----------


18 | Quarterly Statements of Investments

Franklin Global Trust

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON CORE FIXED INCOME FUND                                                 COUNTRY       SHARES        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 33.0%
    MONEY MARKET FUND (COST $6,023,232) 25.0%
  g Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% ...............   United States   6,023,232   $  6,023,232
                                                                                                                       ------------


                                                                                                          ---------
                                                                                                          PRINCIPAL
                                                                                                            AMOUNT d
                                                                                                          ---------
    REPURCHASE AGREEMENT (COST $1,924,763) 8.0%
  h Joint Repurchase Agreement, 5.264%, 11/01/06
      (Maturity Value $1,925,044) ......................................................   United States  $1,924,763      1,924,763
        ABN AMRO Bank, N.V., New York Branch (Maturity Value $181,224)
        Banc of America Securities LLC (Maturity Value $181,224)
        Barclays Capital Inc. (Maturity Value $181,224)
        Bear Stearns & Co. Inc. (Maturity Value $144,975)
        BNP Paribas Securities Corp. (Maturity Value $181,224)
        Deutsche Bank Securities Inc. (Maturity Value $181,224)
        Greenwich Capital Markets Inc. (Maturity Value $181,224)
        Lehman Brothers Inc. (Maturity Value $149,053)
        Merrill Lynch Government Securities Inc. (Maturity Value $181,224)
        Morgan Stanley & Co. Inc. (Maturity Value $181,224)
        UBS Securities LLC (Maturity Value $181,224)
         Collateralized by U.S. Government Agency Securities, 2.625% - 7.25%,
          11/03/06 - 7/18/11; iU.S. Treasury Bills, 3/15/07; and U.S. Treasury Notes,
           3.375% - 6.125%, 3/15/07 - 2/15/29
                                                                                                                       ------------
    TOTAL SHORT TERM INVESTMENTS (COST $7,947,995) .....................................                                  7,947,995
                                                                                                                       ------------
    TOTAL INVESTMENTS (COST $33,289,987) 138.6% ........................................                                 33,403,588
    OTHER ASSETS, LESS LIABILITIES (38.6)% .............................................                                 (9,303,717)
                                                                                                                       ------------
    NET ASSETS 100.0% ..................................................................                               $ 24,099,871
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 31.

a     The coupon rate shown represents the rate at period end.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2006, the aggregate value of these securities was $1,131,509, representing 4.70% of net assets.

c     Security purchased on a to-be-announced basis.

d     The principal amount is stated in U.S. dollars unless otherwise indicated.

e Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2006, the value of this security was $342,532, representing 1.42% of net assets.

f     Principal amount of security is adjusted for inflation.

g The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

h Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31, 2006, all repurchase agreements had been entered into on that date.

i     The security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 19

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
  FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                              COUNTRY        AMOUNT c          VALUE
-----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 114.9%
  CORPORATE BONDS 20.4%
  AEROSPACE & DEFENSE 0.5%
  B.F. Goodrich Corp., 6.80%, 2/01/18 ..................................   United States       450,000      $  475,869
                                                                                                            ----------
  AUTOMOBILES 2.2%
  Ford Motor Credit Co.,
      5.70%, 1/15/10 ...................................................   United States       260,000         240,952
      7.875%, 6/15/10 ..................................................   United States       275,000         268,555
      8.625%, 11/01/10 .................................................   United States       500,000         498,176
  General Motors Acceptance Corp.,
      7.00%, 2/01/12 ...................................................   United States       575,000         579,533
      6.75%, 12/01/14 ..................................................   United States       530,000         526,268
                                                                                                            ----------
                                                                                                             2,113,484
                                                                                                            ----------
  CAPITAL MARKETS 1.0%
  The Goldman Sachs Group Inc., 6.345%, 2/15/34 ........................   United States       930,000         952,741
                                                                                                            ----------
  COMMERCIAL BANKS 3.1%
a BNP Paribas, sub. note, 144A, 5.186%, Perpetual ......................       France        1,065,000       1,017,419
  HSBC Capital Funding LP, 4.61%, Perpetual ............................   Jersey Islands    1,085,000       1,007,955
  RBS Capital Trust III, 5.512%, Perpetual .............................   United States       920,000         906,589
                                                                                                            ----------
                                                                                                             2,931,963
                                                                                                            ----------
  COMMUNICATIONS EQUIPMENT 1.0%
  Telecom Italia Capital, senior note, 4.95%, 9/30/14 ..................     Luxembourg      1,015,000         943,280
                                                                                                            ----------
  DIVERSIFIED FINANCIAL SERVICES 4.4%
  Core Investment Grade Bond Trust I, Pass-Through Certificates, 2002-1,
    4.659%, 11/30/07 ...................................................   United States     1,193,335       1,185,501
b General Electric Capital Corp., FRN, 5.431%, 3/04/08 .................   United States     2,040,000       2,042,242
  Morgan Stanley, sub. note, 4.75%, 4/01/14 ............................   United States       965,000         924,740
                                                                                                            ----------
                                                                                                             4,152,483
                                                                                                            ----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.0%
  Sprint Capital Corp., 6.90%, 5/01/19 .................................   United States       870,000         914,449
                                                                                                            ----------
  ELECTRIC UTILITIES 2.4%
  Consumers Energy Co., C, 4.25%, 4/15/08 ..............................   United States       985,000         969,218
  Elektrownia Turow BV, 9.75%, 3/14/11 .................................       Poland          545,000 EUR     789,206
  Exelon Corp., 4.90%, 6/15/15 .........................................   United States       540,000         511,472
                                                                                                            ----------
                                                                                                             2,269,896
                                                                                                            ----------
  FOOD PRODUCTS 0.1%
  Smithfield Foods Inc., senior note, 7.75%, 5/15/13 ...................   United States        90,000          93,375
                                                                                                            ----------
  HOTELS RESTAURANTS & LEISURE 0.5%
  Host Marriott LP, senior note, K, 7.125%, 11/01/13 ...................   United States       195,000         198,169
  Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 ..............   United States       305,000         281,362
                                                                                                            ----------
                                                                                                               479,531
                                                                                                            ----------
  MEDIA 2.6%
  Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ..................   United States       200,000         202,000
  LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ...............   United States       275,000         262,281


20 | Quarterly Statements of Investments

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL
  FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                           COUNTRY        AMOUNT c       VALUE
------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  MEDIA (CONTINUED)
  News America Inc., 6.40%, 12/15/35 .................................   United States     1,070,000   $ 1,076,428
  TCI Communications Inc., senior note, 8.75%, 8/01/15 ...............   United States       740,000       877,900
                                                                                                       -----------
                                                                                                         2,418,609
                                                                                                       -----------
  OIL, GAS & CONSUMABLE FUELS 1.0%
  Chesapeake Energy Corp., senior note, 6.375%, 6/15/15 ..............   United States       115,000       111,550
a Petroleum Export Cayman, senior note, 144A, 5.265%, 6/15/11 ........   United States       882,372       860,605
                                                                                                       -----------
                                                                                                           972,155
                                                                                                       -----------
  ROAD & RAIL 0.4%
  Kazakhstan Temir Zholy, 7.00%, 5/11/16 .............................     Kazakhstan        365,000       384,349
                                                                                                       -----------
  TOBACCO 0.2%
a Reynolds American Inc., senior secured note, 144A, 7.625%, 6/01/16 .   United States       185,000       197,354
                                                                                                       -----------
  TOTAL CORPORATE BONDS (COST $19,304,231) ...........................                                  19,299,538
                                                                                                       -----------
  MORTGAGE-BACKED SECURITIES 36.6%
b FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 1.2%
  FHLMC, 4.912%, 9/01/24 .............................................   United States     1,072,605     1,075,767
                                                                                                       -----------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 14.8%
d FHLMC Gold 30 Year, 5.50%, 11/15/36 ................................   United States    14,184,000    14,028,855
                                                                                                       -----------
b FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.9%
  FNMA, 4.561%, 3/01/34 ..............................................   United States       833,856       845,609
                                                                                                       -----------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 13.8%
d FNMA 15 Year, 4.50%, 11/15/21 ......................................   United States     5,796,000     5,607,630
d FNMA 15 Year, 5.00%, 11/01/18 ......................................   United States     3,794,000     3,737,090
d FNMA 15 Year, 5.50%, 11/01/16 ......................................   United States     1,865,000     1,867,331
d FNMA 30 Year, 5.00%, 11/15/35 ......................................   United States     1,937,000     1,870,416
                                                                                                       -----------
                                                                                                        13,082,467
                                                                                                       -----------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 5.9%
d GNMA II SF 30 Year, 6.00%, 11/01/31 ................................   United States     5,526,000     5,603,709
                                                                                                       -----------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $34,390,787) ................                                  34,636,407
                                                                                                       -----------
  ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
  SECURITIES 24.9%
  COMMERCIAL BANKS 1.8%
b Citibank Credit Card Issuance Trust, 2003-A9, A9, FRN, 2.93%,
    11/22/10 .........................................................   United States     1,700,000     1,703,704
                                                                                                       -----------
  CONSUMER FINANCE 2.5%
b American Express Credit Account Master Trust, 2003-3, A, FRN, 5.43%,
    11/15/10 .........................................................   United States     2,300,000     2,304,824
                                                                                                       -----------
  DIVERSIFIED FINANCIAL SERVICES 12.4%
  Ford Credit Floorplan Master Owner Trust, 2006, A, FRN, 5.50%,
    6/15/11 ..........................................................   United States     1,000,000     1,001,974
b Permanent Financing PLC, 7, 2A, FRN, 5.43%, 9/10/14 ................   United States     1,470,000     1,469,425
b Popular ABS Mortgage Pass-Through Trust,
      2006-A, A1, FRN, 5.41%, 2/25/36 ................................   United States     1,578,188     1,579,484
      2006-C, A1, FRN, 5.37%, 7/25/36 ................................   United States     1,341,563     1,343,044


                                        Quarterly Statements of Investments | 21

Franklin Global Trust

--------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL
   FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                          COUNTRY        AMOUNT c                VALUE
--------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
   SECURITIES (CONTINUED)
   DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
 b SLM Student Loan Trust,
     2002-3, A4, FRN, 1.80%, 10/25/16 ...............................   United States       323,410           $     324,921
     2005-4, A1, FRN, 5.387%, 10/26/15 ..............................   United States       993,798                 994,880
     2006-1, A2, FRN, 5.387%, 1/26/15 ...............................   United States     2,380,704               2,382,121
     2006-7, A2, FRN, 5.367%, 10/25/16 ..............................   United States     2,622,000               2,622,190
                                                                                                              -------------
                                                                                                                 11,718,039
                                                                                                              -------------
    THRIFTS & MORTGAGE FINANCE 8.2%
a,b Countrywide Asset-Backed Certificates, 2004-SD3, A1, 144A, FRN,
     5.77%, 9/25/34 .................................................   United States        20,048                  20,080
  b Granite Master Issuer PLC, 2005-2, A1, FRN, 5.36%, 6/20/30 ......   United States       549,641                 549,641
    Greenwich Capital Commercial Funding Corp., 2005-GG5, A5, 5.224%,
      4/10/37 .......................................................   United States     2,117,000               2,109,837
  b Indymac Index Mortgage Loan Trust, 2006-AR6, 2A1C, FRN, 5.53%,
      4/30/20 .......................................................   United States     2,177,813               2,180,354
    LB-UBS Commercial Mortgage Trust, 2006-C1, A4, 5.156%,
      2/15/31 .......................................................   United States     2,117,000               2,099,072
  b Washington Mutual Inc., 2004-AR2, A, FRN, 6.064%, 4/25/44 .......   United States       811,003                 820,013
                                                                                                              -------------
                                                                                                                  7,778,997
                                                                                                              -------------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
      SECURITIES (COST $23,339,330) .................................                                            23,505,564
                                                                                                              -------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 9.6%
    Eksportfinans AS, 8.50%, 9/07/07 ................................      Norway        28,000,000   ISK           398,634
  b Government of Japan, FRN, 1.27%, 3/20/21 ........................      Japan        119,000,000   JPY         1,027,776
    Government of Malaysia, 3.756%, 4/28/11 .........................     Malaysia        5,300,000   MYR         1,448,854
    Government of Mexico, 9.00%, 12/20/12 ...........................      Mexico            56,400 g MXN           552,676
    Government of Norway, 5.50%, 5/15/09 ............................      Norway        11,653,000   NOK         1,846,495
  e Government of Russia, Reg S, 12.75%, 6/24/28 ....................      Russia         1,062,000               1,914,574
  f Mexican Udibonos, Index Linked, 4.50%, 12/18/14 .................      Mexico           103,289 g MXN           998,871
    Republic of South Africa, 13.00%, 8/31/10 .......................   South Africa      5,815,000   ZAR           910,339
                                                                                                              -------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
     (COST $8,899,071) ..............................................                                             9,098,219
                                                                                                              -------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 21.3%
    U.S. Treasury Bond,
      4.50%, 2/15/36 ................................................   United States     1,545,000               1,491,408
      5.375%, 2/15/31 ...............................................   United States       805,000                 874,243
    U.S. Treasury Note,
      3.50%, 11/15/06 ...............................................   United States     7,187,000               7,184,197
      4.625%, 8/31/11 ...............................................   United States     5,853,000               5,866,263
    f Index Linked, 2.50%, 7/15/16 ..................................   United States     4,650,125               4,718,427
                                                                                                              -------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
     (COST $20,137,222) .............................................                                            20,134,538
                                                                                                              -------------


22 | Quarterly Statements of Investments

Franklin Global Trust

-------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                            COUNTRY        SHARES         VALUE
-------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  PREFERRED STOCK (COST $2,169,136) 2.1%
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.1%
a Centaur Funding Corp., 9.08%, pfd., B, 144A ........................   United States        1,683   $   1,981,733
                                                                                                      -------------
  TOTAL LONG TERM INVESTMENTS (COST $108,239,777) ....................                                  108,655,999
                                                                                                      -------------
  SHORT TERM INVESTMENT (COST $17,572,686) 18.6%
  MONEY MARKET FUND 18.6%
h Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96%   United States   17,572,686      17,572,686
                                                                                                      -------------
  TOTAL INVESTMENTS (COST $125,812,463) 133.5% .......................                                  126,228,685
  NET UNREALIZED GAIN ON FOREIGN EXCHANGE CONTRACTS 0.0%i ............                                       16,062
  OTHER ASSETS, LESS LIABILITIES (33.5)% .............................                                  (31,690,087)
                                                                                                      -------------
  NET ASSETS 100.0% ..................................................                                $  94,554,660
                                                                                                      =============

See Currency and Selected Portfolio Abbreviations on page 31.

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2006, the aggregate value of these securities was $4,077,191, representing 4.31% of net assets.

b     The coupon rate shown represents the rate at period end.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.

d     Security purchased on a to-be-announced basis.

e Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2006, the value of this security was $1,914,574, representing 2.02% of net assets.

f     Principal amount of security is adjusted for inflation.

g     Principal is stated in 100 Peso units.

h The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


i     Rounds to less than 0.1% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 23

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
     FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND .        COUNTRY            WARRANTS                 VALUE
----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 84.2%
    WARRANTS 5.0%
    Central Bank of Nigeria, wts., 11/15/20 ....................        Nigeria                  3,500           $   651,000
    Republic of Venezeula, Oil Value Recovery wts., 4/15/20 ....       Venezuela                42,000             1,396,500
                                                                                                                 -----------
    TOTAL WARRANTS (COST $2,277,500) ...........................                                                   2,047,500
                                                                                                                 -----------

                                                                                         ------------------
                                                                                         PRINCIPAL AMOUNT a
                                                                                         ------------------
    CORPORATE BONDS 19.2%
    COMMERCIAL BANKS 4.1%
    ING Bank NV, 11.89%, 12/30/09 ..............................        Ukraine              8,000,000   UAH       1,695,444
                                                                                                                 -----------
    ELECTRICAL EQUIPMENT 6.2%
    Elektrownia Turow BV, 9.75%, 3/14/11 .......................         Poland              1,750,000   EUR       2,534,148
                                                                                                                 -----------
    ELECTRONIC TECHNOLOGY 1.5%
  b Ghana Telecommunications Co. Ltd., FRN, 19.00%, 1/01/10 ....         Ghana           5,650,000,000   GHC         614,329
                                                                                                                 -----------
    FINANCE 0.8%
  c Sphynx Capital Markets, 10.00%, 5/28/08 ....................      Ivory Coast              266,786   EUR         339,413
                                                                                                                 -----------
    ROAD & RAIL 6.6%
    Kazakhstan Temir Zholy, 7.00%, 5/11/16 .....................       Kazakhstan            2,600,000             2,737,826
                                                                                                                 -----------
    TOTAL CORPORATE BONDS (COST $7,872,825) ....................                                                   7,921,160
                                                                                                                 -----------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 60.0%
    Development & Investment Project Jordan Armed Forces, 6.14%,
      12/16/19 .................................................         Jordan              2,000,000             1,949,000
    Government of Colombia, 10.00%, 1/23/12 ....................        Colombia             1,300,000             1,531,400
  d Government of the Dominican Republic, Reg S, 9.50%,
      9/27/11 ..................................................   Dominican Republic        1,097,850             1,186,776
  d Government of Grenada, Reg S, 1.00% to 9/15/08, 2.50% to
      9/15/11, 4.50% to 9/15/13, 6.00% to 9/15/15, 8.00% to
       9/15/17, 8.50% to 9/15/18, 9.50% thereafter, 9/15/25 ....        Grenada                230,000               118,450
    Government of Indonesia, 12.00%, 9/15/11 ...................       Indonesia        10,000,000,000   IDR       1,178,234
    Government of Iraq,
     e 144A, 5.80%, 1/15/28 ....................................          Iraq                 500,000               337,500
     d Reg S, 5.80%, 1/15/28 ...................................          Iraq               2,150,000             1,451,250
b,f Government of Ivory Coast, FRN, 1.90%, 3/30/18 .............      Ivory Coast           19,000,000   EUR         822,515
    Government of Mexico, 9.00%, 12/20/12 ......................         Mexico                174,000   MXN       1,705,064
    Government of Peru, 7.35%, 7/21/25 .........................          Peru               1,600,000             1,751,600
  d Government of Russia, Reg S, 12.75%, 6/24/28 ...............         Russia              1,300,000             2,343,640
b,d Government of Serbia, Reg S, FRN, 3.75%, 11/01/24 ..........         Serbia              1,700,000             1,529,830
    Government of South Africa, 8.75%, 12/21/14 ................      South Africa          17,750,000   ZAR       2,511,137
  b Government of Turkey, FRN, 16.22%, 1/12/11 .................         Turkey                970,000   TRY         684,921
  g Mexican Udibonos, Index Linked, 4.50%, 11/22/35 ............         Mexico                 26,273 h MXN         261,901
    Nota Do Tesouro Nacional, 9.762%, 1/01/14 ..................         Brazil                  4,000 i BRL       1,563,347
  e Province Del Neuquen, senior note, 144A, 8.656%, 10/18/14 ..       Argentina               300,000               307,125
  d Republic of El Salvador, Reg S, 7.65%, 6/15/35 .............      El Salvador            1,700,000             1,870,850
b,c UBS Jersey, FRN, 12.29%, 2/27/09 ...........................        Nigeria              1,586,207             1,636,161
                                                                                                                 -----------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $24,145,616) .......................................                                                  24,740,701
                                                                                                                 -----------
    TOTAL LONG TERM INVESTMENTS (COST $34,295,941) .............                                                  34,709,361
                                                                                                                 -----------


24 | Quarterly Statements of Investments

Franklin Global Trust

-----------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND          COUNTRY      PRINCIPAL AMOUNT a         VALUE
-----------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 13.3%
  FOREIGN GOVERNMENT SECURITIES 7.8%
j Egypt Treasury Bill, 3/13/07 ..................................       Egypt          11,000,000 EGP     $  1,851,844
j Zambia Treasury Bill,
     2/15/07 ....................................................      Zambia       3,460,000,000 ZMK          877,072
     5/21/07 ....................................................      Zambia         500,000,000 ZMK          123,613
     10/22/07 ...................................................      Zambia       1,455,000,000 ZMK          345,815
                                                                                                          ------------
  TOTAL FOREIGN GOVERNMENT SECURITIES (COST $3,197,772) .........                                            3,198,344
                                                                                                          ------------
  TOTAL INVESTMENTS BEFORE MONEY MARKET FUND AND REPURCHASE
    AGREEMENT (COST $37,493,731) ................................                                           37,907,705
                                                                                                          ------------


                                                                                     ---------------
                                                                                          SHARES
                                                                                     ---------------
  MONEY MARKET FUND (COST $502,102) 1.2%
k Franklin Institutional Fiduciary Trust Money Market Portfolio,
    4.96% .......................................................   United States            502,102           502,102
                                                                                                          ------------


                                                                                   ------------------
                                                                                   PRINCIPAL AMOUNT a
                                                                                   ------------------
  REPURCHASE AGREEMENT (COST $1,788,808) 4.3%
l Joint Repurchase Agreement, 5.264%, 11/01/06 ..................   United States   $      1,788,808         1,788,808
    (Maturity Value $1,789,070)
      ABN AMRO Bank, N.V., New York Branch
       (Maturity Value $168,423)
      Banc of America Securities LLC (Maturity Value $168,423)
      Barclays Capital Inc. (Maturity Value $168,423)
      Bear, Stearns & Co. Inc. (Maturity Value $134,735)
      BNP Paribas Securities Corp. (Maturity Value $168,423)
      Deutsche Bank Securities Inc. (Maturity Value $168,423)
      Greenwich Capital Markets Inc. (Maturity Value $168,423)
      Lehman Brothers Inc. (Maturity Value $138,528)
      Merrill Lynch Government Securities Inc.
       (Maturity Value $168,423)
      Morgan Stanley & Co. Inc. (Maturity Value $168,423)
      UBS Securities LLC (Maturity Value $168,423)
       Collateralized by U.S. Government Agency Securities,
        2.625% - 7.25%, 11/03/06 - 7/18/11; jU.S. Treasury Bills,
          3/15/07; and U.S. Treasury Notes, 3.375% - 6.125%,
          3/15/07 - 2/15/29
                                                                                                          ------------
  TOTAL INVESTMENTS (COST $39,784,623) 97.5% ....................                                           40,198,615
  NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.0%m .......                                                9,335
  OTHER ASSETS, LESS LIABILITIES 2.5% ...........................                                            1,018,428
                                                                                                          ------------
  NET ASSETS 100.0% .............................................                                         $ 41,226,378
                                                                                                          ============

                                        Quarterly Statements of Investments | 25

Franklin Global Trust

--------------------------------------------------------------------------------
FRANKLIN TEMPLETON EMERGING DEBT OPPORTUNITIES FUND
--------------------------------------------------------------------------------

See Currency and Selected Portfolio Abbreviations on page 31.

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b     The coupon rate shown represents the rate at period end.

c Credit linked notes are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference assets or basket of assets.

d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2006, the aggregate value of these securities was $8,500,796, representing 20.62% of net assets.

e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2006, the aggregate value of these securities was $644,625, representing 1.56% of net assets.

f     Defaulted security.

g     Principal amount of security is adjusted for inflation.

h     Principal is stated in 100 Peso units.

i     Principal is stated in 1,000 Real units.

j     The security is traded on a discount basis with no stated coupon rate.

k The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

l Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31, 2006, all repurchase agreements had been entered into on that date.

m     Rounds to less than 0.1% of net assets.

26 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL
  FRANKLIN TEMPLETON HIGH INCOME FUND                                       COUNTRY       AMOUNT a     VALUE
-------------------------------------------------------------------------------------------------------------
  CORPORATE BONDS 97.9%
  COMMERCIAL SERVICES 5.7%
  Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ..............   United States    $100,000   $109,125
  Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ...............   United States      75,000     79,500
  JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 .........   United States      75,000     76,969
  Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ................   United States      50,000     50,500
  United Rentals North America Inc., senior sub. note, 7.75%, 11/15/13   United States     100,000    100,250
                                                                                                     --------
                                                                                                      416,344
                                                                                                     --------
  COMMUNICATIONS 8.6%
  Dobson Cellular Systems Inc., senior secured note, 9.875%, 11/01/12    United States      75,000     81,375
  Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
     10.375% thereafter, 11/15/12 ....................................   United Kingdom    100,000     90,000
  Intelsat Bermuda Ltd., senior note, 8.25%, 1/15/13 .................      Bermuda         75,000     76,781
  Millicom International Cellular SA, senior note, 10.00%, 12/01/13 ..     Luxembourg       75,000     81,094
  Qwest Communications International Inc., senior note, 7.50%, 2/15/14   United States     100,000    102,500
  Rogers Wireless Inc., senior secured note, 7.25%, 12/15/12 .........       Canada         50,000     52,750
b Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 ...       Italy          75,000     83,719
b Windstream Corp., senior note, 144A, 8.625%, 8/01/16 ...............   United States      50,000     54,187
                                                                                                     --------
                                                                                                      622,406
                                                                                                     --------
  CONSUMER DURABLES 8.2%
  Beazer Homes USA Inc., senior note, 8.125%, 6/15/16 ................   United States      75,000     76,687
  Ford Motor Credit Co.,
      5.625%, 10/01/08 ...............................................   United States     100,000     96,190
      senior note, 9.875%, 8/10/11 ...................................   United States      50,000     51,715
  General Motors Acceptance Corp., 6.875%, 8/28/12 ...................   United States     150,000    150,581
  General Motors Corp., senior deb., 8.25%, 7/15/23 ..................   United States      50,000     44,625
  Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ...............   United States      75,000     76,125
  KB Home, senior note, 6.25%, 6/15/15 ...............................   United States     100,000     94,420
                                                                                                     --------
                                                                                                      590,343
                                                                                                     --------
  CONSUMER NON-DURABLES 4.7%
  Dole Foods Co., senior note, 7.25%, 6/15/10 ........................   United States      75,000     70,312
b Reynolds American Inc., senior secured note, 144A, 7.625%, 6/01/16 .   United States     100,000    106,678
  Smithfield Foods Inc., senior note, 7.00%, 8/01/11 .................   United States     100,000    101,375
  Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 ............   United States      75,000     61,125
                                                                                                     --------
                                                                                                      339,490
                                                                                                     --------
  CONSUMER SERVICES 17.9%
  AMC Entertainment Inc., senior sub. note, 9.875%, 2/01/12 ..........   United States      75,000     77,906
  CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ...............       Canada         75,000     76,219
  CCH I LLC, senior secured note, 11.00%, 10/01/15 ...................   United States      25,000     24,219
  CCH II LLC, senior note, 10.25%, 9/15/10 ...........................   United States     100,000    103,750
  CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ....................   United States      50,000     49,500
  DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 .................   United States      50,000     52,125
  EchoStar DBS Corp., senior note, 6.375%, 10/01/11 ..................   United States      75,000     74,438
  Host Marriott LP, senior note, K, 7.125%, 11/01/13 .................   United States     100,000    101,625
  Liberty Media Corp., senior note, 5.70%, 5/15/13 ...................   United States      75,000     71,022
  LIN Television Corp., senior sub. note, 6.50%, 5/15/13 .............   United States      75,000     71,531
  MGM MIRAGE Inc., senior note, 6.625%, 7/15/15 ......................   United States     150,000    142,687
  Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 .....   United States      75,000     79,312


                                        Quarterly Statements of Investments | 27

Franklin Global Trust

---------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
  FRANKLIN TEMPLETON HIGH INCOME FUND                                            COUNTRY       AMOUNT a      VALUE
---------------------------------------------------------------------------------------------------------------------
  CORPORATE BONDS (CONTINUED)
  CONSUMER SERVICES (CONTINUED)
  Quebecor Media Inc., senior note, 7.75%, 3/15/16 ........................      Canada       $   75,000   $   76,125
  Radio One Inc., senior sub. note, 6.375%, 2/15/13 .......................   United States       50,000       46,750
b Rainbow National Services LLC, senior sub. deb., 144A, 10.375%, 9/01/14 .   United States       50,000       55,875
  Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ...............   United States      100,000      100,045
  Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 .................   United States      100,000       92,250
                                                                                                           ----------
                                                                                                            1,295,379
                                                                                                           ----------
  ELECTRONIC TECHNOLOGY 5.5%
  DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 ................   United States       75,000       77,062
  L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15 .............   United States      100,000       97,250
b NXP BV, 144A, 7.875%, 10/15/14 ..........................................    Netherlands       100,000      102,000
  Sanmina-SCI Corp., senior sub. note, 6.75%, 3/01/13 .....................   United States       50,000       47,250
  Solectron Global Finance Ltd., senior sub. note, 8.00%, 3/15/16 .........   United States       75,000       75,844
                                                                                                           ----------
                                                                                                              399,406
                                                                                                           ----------
  ENERGY MINERALS 6.2%
  Chesapeake Energy Corp., senior note,
      7.625%, 7/15/13 .....................................................   United States       50,000       52,063
      6.25%, 1/15/18 ......................................................   United States      100,000       95,250
b Mariner Energy Inc., senior note, 144A, 7.50%, 4/15/13 ..................   United States       75,000       72,375
  Massey Energy Co., senior note, 6.875%, 12/15/13 ........................   United States       75,000       70,687
  Peabody Energy Corp., senior note, 7.375%, 11/01/16 .....................   United States       75,000       78,375
b Pogo Producing Co., senior sub. note, 144A, 7.875%, 5/01/13 .............   United States       75,000       76,687
                                                                                                           ----------
                                                                                                              445,437
                                                                                                           ----------
  HEALTH SERVICES 5.7%
  DaVita Inc., senior sub. note, 7.25%, 3/15/15 ...........................   United States      100,000      100,000
  Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ................      Germany          75,000       76,500
  HCA Inc., senior note, 7.875%, 2/01/11 ..................................   United States      100,000       96,500
  Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ...................   United States      100,000       88,500
  Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%, 10/01/14 ...   United States       50,000       48,625
                                                                                                           ----------
                                                                                                              410,125
                                                                                                           ----------
  INDUSTRIAL SERVICES 5.2%
  Allied Waste North America Inc., senior secured note, B, 5.75%, 2/15/11 .   United States       75,000       72,563
  Copano Energy LLC, senior note, 8.125%, 3/01/16 .........................   United States       75,000       76,687
  El Paso Corp., senior note, 7.875%, 6/15/12 .............................   United States      100,000      104,750
  El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 ................   United States       25,000       25,938
  Hanover Compressor Co., senior note, 7.50%, 4/15/13 .....................   United States       50,000       50,375
  Markwest Energy Partners LP, senior note, 6.875%, 11/01/14 ..............   United States       50,000       47,250
                                                                                                           ----------
                                                                                                              377,563
                                                                                                           ----------
  NON-ENERGY MINERALS 1.3%
b Novelis Inc., senior note, 144A, 7.25%, 2/15/15 .........................      Canada          100,000       96,000
                                                                                                           ----------


28 | Quarterly Statements of Investments

Franklin Global Trust

-------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
    FRANKLIN TEMPLETON HIGH INCOME FUND                                        COUNTRY       AMOUNT a      VALUE
-------------------------------------------------------------------------------------------------------------------
    CORPORATE BONDS (CONTINUED)
    PROCESS INDUSTRIES 13.4%
    Abitibi-Consolidated Co. of Canada, senior note, 8.375%, 4/01/15 ....      Canada       $   50,000   $   43,813
  b Basell AF SCA, senior note, 144A, 8.375%, 8/15/15 ...................      Germany          75,000       76,500
    BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 .......   United States       75,000       82,687
    Buckeye Technologies Inc., senior sub. note, 8.00%, 10/15/10 ........   United States       50,000       49,125
    Crown Americas Inc., senior note, 7.75%, 11/15/15 ...................   United States       75,000       77,344
    Graphic Packaging International Corp., senior note, 8.50%, 8/15/11 ..   United States       75,000       77,437
b,c Huntsman International LLC, senior note, 144A, 7.875%, 11/15/14 .....   United States       75,000       75,000
    JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ...................      Ireland          75,000       71,063
    Lyondell Chemical Co., senior note, 8.00%, 9/15/14 ..................   United States      100,000      102,750
    Nalco Co., senior sub. note, 8.875%, 11/15/13 .......................   United States      100,000      105,750
    Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14 ...   United States       75,000       72,375
    Rhodia SA, senior note, 10.25%, 6/01/10 .............................      France           75,000       85,312
  b Verso Paper Holdings LLC, senior secured note, 144A, 9.125%, 8/01/14    United States       50,000       51,000
                                                                                                         ----------
                                                                                                            970,156
                                                                                                         ----------
    PRODUCER MANUFACTURING 4.5%
    Case New Holland Inc., senior note, 9.25%, 8/01/11 ..................   United States      100,000      106,625
    Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 ..........   United States       75,000       73,125
    Nortek Inc., senior sub. note, 8.50%, 9/01/14 .......................   United States       75,000       72,000
  b RBS Global & Rexnord Corp., senior note, 144A, 9.50%, 8/01/14 .......   United States       75,000       78,000
                                                                                                         ----------
                                                                                                            329,750
                                                                                                         ----------
    REAL ESTATE DEVELOPMENT 0.7%
    Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ..........   United States       50,000       51,000
                                                                                                         ----------
    RETAIL TRADE 1.4%
    GSC Holdings Corp., senior note, 8.00%, 10/01/12 ....................   United States       50,000       52,125
  b Michaels Stores Inc., senior note, 144A, 10.00%, 11/01/14 ...........   United States       50,000       50,313
                                                                                                         ----------
                                                                                                            102,438
                                                                                                         ----------
    TECHNOLOGY SERVICES 1.8%
    SunGard Data Systems Inc.,
        senior note, 9.125%, 8/15/13 ....................................   United States      100,000      104,250
        senior sub note, 10.25%, 8/15/15 ................................   United States       25,000       26,313
                                                                                                         ----------
                                                                                                            130,563
                                                                                                         ----------
    UTILITIES 7.1%
  b Allegheny Energy Supply, 144A, 8.25%, 4/15/12 .......................   United States       50,000       54,625
    Aquila Inc., senior note, 9.95%, 2/01/11 ............................   United States       50,000       55,339
    Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 ..................   United States       75,000       77,437
    Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 .........   United States       50,000       54,313
    Mirant North America LLC, senior note, 7.375%, 12/31/13 .............   United States       75,000       76,219
    NRG Energy Inc., senior note, 7.375%, 2/01/16 .......................   United States      100,000      101,375
    TXU Corp., senior note, P, 5.55%, 11/15/14 ..........................   United States      100,000       95,777
                                                                                                         ----------
                                                                                                            515,085
                                                                                                         ----------
    TOTAL CORPORATE BONDS (COST $6,986,451) .............................                                 7,091,485
                                                                                                         ----------

                                        Quarterly Statements of Investments | 29

Franklin Global Trust

--------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON HIGH INCOME FUND                                       COUNTRY       SHARES     VALUE
--------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $118,462) 1.6%
  MONEY MARKET FUND 1.6%
d Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96%   United States    118,462   $  118,462
                                                                                                    ----------
  TOTAL INVESTMENTS (COST $7,104,913) 99.5% ..........................                               7,209,947
  OTHER ASSETS, LESS LIABILITIES 0.5% ................................                                  37,140
                                                                                                    ----------
  NET ASSETS 100.0% ..................................................                              $7,247,087
                                                                                                    ==========

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At October 31, 2006, the value of these securities was $1,032,959, representing 14.25% of net assets.

c     Security purchased on a when-issued or delayed delivery basis.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


30 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Global Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2006 (UNAUDITED)

CURRENCY ABBREVIATIONS         SELECTED PORTFOLIO ABBREVIATIONS

BRL    - Brazil Real           FHLMC  - Federal Home Loan Mortgage Corp.
EGP    - Egyptian Pounds       FNMA   - Federal National Mortgage Association
EUR    - Euro                  FRN    - Floating Rate Note
GHC    - Ghana Cedi            GNMA   - Government National Mortgage Association
IDR    - Indonesian Rupiah     REIT   - Real Estate Investment Trust
ISK    - Iceland Krona         SF     - Single Family
JPY    - Japanese Yen
MXN    - Mexican Peso
MYR    - Malaysian Ringgit
NOK    - Norwegian Krone
TRY    - Turkish Lira New
UAH    - Ukrainian Hryvnia
ZAR    - South African Rand
ZMK    - Zambian Kwacha

                                        Quarterly Statements of Investments |
                                    See notes to statements of investments. | 31

Franklin Global Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Global Trust is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of eight funds. All Funds (the Funds) are diversified, except Franklin Global Real Estate Fund, Franklin Templeton Core Plus Fixed Income Fund, and Franklin Templeton Emerging Market Debt Opportunities Fund.

1. INCOME TAXES

At October 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:


                                             ---------------------------------------------------
                                                FIDUCIARY
                                                  LARGE           FIDUCIARY          FRANKLIN
                                             CAPITALIZATION         SMALL             GLOBAL
                                               GROWTH AND       CAPITALIZATION     REAL ESTATE
                                               INCOME FUND       EQUITY FUND           FUND
                                             ---------------------------------------------------
Cost of investments ......................   $    75,640,544    $   34,780,392    $   24,254,961
                                             ===================================================

Unrealized appreciation ..................   $    20,420,690    $    7,728,629    $    1,393,845
Unrealized depreciation ..................        (1,680,475)       (1,833,494)          (88,018)
                                             ---------------------------------------------------
Net unrealized appreciation (depreciation)   $    18,740,215    $    5,895,135    $    1,305,827
                                             ===================================================


                                             ---------------------------------------------------
                                                FRANKLIN                             FRANKLIN
                                              INTERNATIONAL        FRANKLIN         TEMPLETON
                                                 SMALLER          TEMPLETON         CORE PLUS
                                                COMPANIES         CORE FIXED          FIXED
                                               GROWTH FUND       INCOME FUND       INCOME FUND
                                             ---------------------------------------------------
Cost of investments ......................   $    27,091,420    $   33,341,808    $  125,922,529
                                             ===================================================

Unrealized appreciation ..................   $    11,489,260    $      188,149    $      955,979
Unrealized depreciation ..................        (1,112,878)         (126,369)         (649,823)
                                             ---------------------------------------------------
Net unrealized appreciation (depreciation)   $    10,376,382    $       61,780    $      306,156
                                             ===================================================


                                             ---------------------------------
                                                FRANKLIN
                                                TEMPLETON
                                             EMERGING MARKET       FRANKLIN
                                                  DEBT            TEMPLETON
                                              OPPORUNITIES       HIGH INCOME
                                                  FUND               FUND
                                             ---------------------------------
Cost of investments ......................   $    39,811,303    $    7,118,706
                                             =================================

Unrealized appreciation ..................   $       803,626    $      177,010
Unrealized depreciation ..................          (416,314)          (85,769)
                                             ---------------------------------
Net unrealized appreciation (depreciation)   $       387,312    $       91,241
                                             =================================


32 | Quarterly Statements of Investments

Franklin Global Trust

2. FORWARD EXCHANGE CONTRACTS

At October 31, 2006, the Franklin Global Real Estate Fund, Franklin Templeton Core Plus Fixed Income Fund, and the Franklin Templeton Emerging Market Debt Opportunities Fund had the following forward exchange contracts outstanding:

FRANKLIN GLOBAL REAL ESTATE FUND

----------------------------------------------------------------------------------------------------------------------
                                                                               CONTRACT      SETTLEMENT    UNREALIZED
 CONTRACTS TO BUY                                                               AMOUNT          DATE       GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
           59,032  British Pound ........................................     $  111,000       12/15/06     $  1,635
          486,868  Euro .................................................        621,000       12/15/06        1,876
                                                                                                            --------
                                                                                                            $  3,511
                                                                                                            --------


----------------------------------------------------------------------------------------------------------------------
                                                                               CONTRACT      SETTLEMENT    UNREALIZED
CONTRACTS TO SELL                                                               AMOUNT          DATE       GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
          119,301  Canadian Dollar ......................................     $  106,805       12/15/06     $    375
          162,768  Canadian Dollar ......................................        146,000       12/15/06          793
          191,975  Euro .................................................        246,000       12/15/06          397
        5,046,342  Hong Kong Dollar .....................................        650,469       12/15/06          457
        1,040,175  Hong Kong Dollar .....................................        134,000       12/15/06           16
        1,979,259  Hong Kong Dollar .....................................        255,000       12/15/06           54
       13,806,240  Japanese Yen .........................................        118,891       12/15/06           83
          260,576  Norwegian Krone ......................................         40,000       12/15/06           36
        5,239,867  South African Rand ...................................        712,084       12/15/06        3,965
                                                                                                            --------
                                                                                                               6,176
                                                                                                            --------
                Unrealized gain on forward exchange contracts                                               $  9,687
                                                                                                            ========


----------------------------------------------------------------------------------------------------------------------
                                                                               CONTRACT       SETTLEMENT   UNREALIZED
CONTRACTS TO SELL                                                               AMOUNT           DATE      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------
        1,140,246  Australian Dollar ....................................     $  856,986       12/15/06     $(25,749)
          347,513  Australian Dollar ....................................        261,000       12/15/06       (8,032)
          346,656  Australian Dollar ....................................        384,025       12/15/06      (11,367)
          155,203  Australian Dollar ....................................        119,000       12/15/06       (1,152)
          896,144  Australian Dollar ....................................        689,000       12/15/06       (4,760)
        1,030,793  British Pound ........................................      1,936,479       12/15/06      (30,328)
          239,599  British Pound ........................................        456,000       12/15/06       (1,167)
          188,476  British Pound ........................................        356,000       12/15/06       (3,623)
          182,883  British Pound ........................................        348,000       12/15/06         (950)
          620,368  Euro .................................................        791,589       12/15/06       (2,080)
           82,398  Euro .................................................        105,000       12/15/06         (416)
          313,833  Euro .................................................        401,000       12/15/06         (503)
          443,782  Euro .................................................        556,000       12/15/06       (1,754)
          552,103  Hong Kong Dollar .....................................         71,000       12/15/06         (116)
      106,049,394  Japanese Yen .........................................        909,000       12/15/06       (3,596)
        2,261,868  Norwegian Krone ......................................        344,529       12/15/06       (2,370)
        1,410,766  Norwegian Krone ......................................        215,000       12/15/06       (1,367)
        1,045,400  Norwegian Krone ......................................        160,000       12/15/06         (331)


                                        Quarterly Statements of Investments | 33

Franklin Global Trust

2. FORWARD EXCHANGE CONTRACTS (CONTINUED)

FRANKLIN GLOBAL REAL ESTATE FUND (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------
                                                                               CONTRACT       SETTLEMENT    UNREALIZED
  CONTRACTS TO SELL                                                             AMOUNT           DATE       GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------
          1,218,377  Singapore Dollar ...................................     $  776,580       12/15/06     $   (7,748)
            524,460  Singapore Dollar ...................................        332,000       12/15/06         (5,620)
            998,307  Singapore Dollar ...................................        632,000       12/15/06        (10,658)
            223,920  Singapore Dollar ...................................        142,000       12/15/06         (2,148)
            456,201  Singapore Dollar ...................................        288,000       12/15/06         (5,678)
            585,567  Singapore Dollar ...................................        376,000       12/15/06           (958)
          2,196,334  South African Rand .................................        295,000       12/15/06         (1,814)
                                                                                                            ----------
              Unrealized loss on forward exchange contracts                                                   (134,285)
                                                                                                            ----------
                   Net unrealized gain (loss) on forward exchange contracts                                 $ (124,598)
                                                                                                            ==========

FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND

-----------------------------------------------------------------------------------------------------------------------
                                                                               CONTRACT       SETTLEMENT    UNREALIZED
 CONTRACTS TO BUY                                                               AMOUNT           DATE       GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------
      325,000,000  Japanese Yen .........................................     $2,750,089       11/24/06     $   38,290
                                                                                                            ----------


-----------------------------------------------------------------------------------------------------------------------
                                                                               CONTRACT       SETTLEMENT    UNREALIZED
 CONTRACTS TO BUY                                                               AMOUNT           DATE       GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------
          620,000  Euro .................................................     $  790,190       11/30/06     $   (2,450)
       16,483,200  Mexican Peso .........................................      1,511,042       11/16/06        (19,778)
                                                                                                            ----------
              Unrealized loss on forward exchange contracts .............                                      (22,228)
                                                                                                            ----------
                   Net unrealized gain (loss) on forward exchange contracts                                 $   16,062
                                                                                                            ==========

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

-----------------------------------------------------------------------------------------------------------------------
                                                                               CONTRACT       SETTLEMENT    UNREALIZED
 CONTRACTS TO BUY                                                               AMOUNT           DATE       GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------
          292,500  Euro .................................................     $  381,487       12/01/06     $    7,522
        1,087,500  Euro .................................................      1,399,640       12/01/06          9,258
                                                                                                            ----------
                         Unrealized gain on forward exchange contracts ..                                   $   16,780
                                                                                                            ----------


-----------------------------------------------------------------------------------------------------------------------
                                                                               CONTRACT       SETTLEMENT    UNREALIZED
 CONTRACTS TO BUY                                                               AMOUNT           DATE       GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------
          290,000  Euro .................................................     $  365,207       12/01/06     $   (5,561)
        1,120,000  Euro .................................................      1,430,050       12/01/06         (1,884)
                                                                                                            ----------
              Unrealized loss on forward exchange contracts                                                     (7,445)
                                                                                                            ----------
                   Net unrealized gain (loss) on forward exchange contracts                                 $    9,335
                                                                                                            ==========

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


34 | Quarterly Statements of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    December 27, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    December 27, 2006





                                Exhibit A



I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN GLOBAL TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

December 27, 2006

/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration







I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN GLOBAL TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

December 27, 2006

/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer